Goldman Sachs International Small Cap Insights Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Small Cap Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.83%	5.62%	5.25%
MSCI EAFE IMI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.33%	8.43%	7.05%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		42.77%	9.82%	6.80%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.89%	8.69%	6.02%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.86%	7.58%	5.36%